SCHEDULE OF ASSETS THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - Distoken Acquisition Corporation [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 7,456,639	$ 41,440,980
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 7,456,639	$ 41,440,980